Reverse Takeover (Details) - 1 months ended Feb. 14, 2020	USD ($) shares	$ / shares
Reverse Takeover [Abstract]
Subordinate voting shares | shares	29,820,000
Transaction costs | $	$ 59,149
Closing share price | $ / shares		$ 0.6